Schedule of weighted average aggregate ordinary shares (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Earnings used in the calculation of basic and diluted EPS (USD)	$ 886,588	$ 575,042
Number of ordinary shares for the purpose of basic EPS	10,000	10,000
Number of ordinary shares for the purpose of diluted EFS	10,000	10,000
Basic EPS	$ 88.66	$ 57.50
Diluted EPS	$ 88.66	$ 57.50